VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.4%
Communication Services—4.4%
Cable One, Inc.	2,189	$ 1,348
Comcast Corp. Class A	136,210	6,040
Meta Platforms, Inc. Class A(1)	4,978	1,494
Walt Disney Co. (The)(1)	34,749	2,816
		11,698

Consumer Discretionary—5.3%
Best Buy Co., Inc.	38,039	2,643
Domino’s Pizza, Inc.	3,679	1,393
Home Depot, Inc. (The)	8,743	2,642
JD.com, Inc. ADR	42,902	1,250
NIKE, Inc. Class B	13,270	1,269
Puma SE Unsponsored ADR	389,146	2,417
Ross Stores, Inc.	21,430	2,420
		14,034

Consumer Staples—1.5%
Hershey Co. (The)	6,688	1,338
Tyson Foods, Inc. Class A	50,524	2,551
		3,889

Energy—7.2%
EOG Resources, Inc.	26,673	3,381
ONEOK, Inc.	28,797	1,827
Ovintiv, Inc.	95,201	4,529
Phillips 66	22,248	2,673
Pioneer Natural Resources Co.	24,457	5,614
TC Energy Corp.	37,353	1,285
		19,309

Financials—24.0%
Allstate Corp. (The)	25,736	2,867
Bank of America Corp.	237,722	6,509
BlackRock, Inc. Class A	3,586	2,318
Capital One Financial Corp.	24,481	2,376
Citigroup, Inc.	77,738	3,197
Citizens Financial Group, Inc.	100,993	2,707
Global Payments, Inc.	23,697	2,734
Goldman Sachs Group, Inc. (The)	8,332	2,696
Intercontinental Exchange, Inc.	26,059	2,867
Jack Henry & Associates, Inc.	17,311	2,616
JPMorgan Chase & Co.	39,320	5,702
MarketAxess Holdings, Inc.	11,665	2,492
Morgan Stanley	47,037	3,842
MSCI, Inc. Class A	5,077	2,605
Nasdaq, Inc.	79,883	3,882
PNC Financial Services Group, Inc. (The)	45,402	5,574
T. Rowe Price Group, Inc.	22,861	2,398
	Shares	Value

Financials—continued
Truist Financial Corp.	96,527	$ 2,762
U.S. Bancorp	118,333	3,912
		64,056

Health Care—13.1%
Abbott Laboratories	13,464	1,304
Agilent Technologies, Inc.	41,290	4,617
Amgen, Inc.	6,829	1,835
Bristol-Myers Squibb Co.	29,054	1,686
Edwards Lifesciences Corp.(1)	36,653	2,539
Humana, Inc.	12,083	5,879
Medtronic plc	31,342	2,456
Teleflex, Inc.	15,740	3,091
Thermo Fisher Scientific, Inc.	7,141	3,615
Veeva Systems, Inc. Class A(1)	12,925	2,630
Zoetis, Inc. Class A	29,860	5,195
		34,847

Industrials—12.6%
Genpact Ltd.	115,060	4,165
Honeywell International, Inc.	13,506	2,495
L3Harris Technologies, Inc.	15,454	2,691
Leidos Holdings, Inc.	27,882	2,570
MonotaRO Co., Ltd. Unsponsored ADR	397,968	4,223
Paycom Software, Inc.	12,814	3,322
Paylocity Holding Corp.(1)	7,268	1,321
RB Global, Inc.	43,411	2,713
Stanley Black & Decker, Inc.	60,138	5,026
TransUnion	72,841	5,229
		33,755

Information Technology—8.7%
Autodesk, Inc.(1)	13,304	2,753
Globant S.A.(1)	14,843	2,937
Intel Corp.	59,510	2,116
Intuit, Inc.	9,988	5,103
Microsoft Corp.	8,578	2,708
Nice Ltd. Sponsored ADR(1)	23,891	4,061
Salesforce, Inc.(1)	6,331	1,284
Teledyne Technologies, Inc.(1)	5,803	2,371
		23,333

Materials—4.6%
Ball Corp.	64,134	3,193
Celanese Corp. Class A	21,847	2,742
LyondellBasell Industries N.V. Class A	29,138	2,759
Pan American Silver Corp.	166,742	2,415
Sealed Air Corp.	31,628	1,039
		12,148

	Shares	Value

Real Estate—10.1%
Alexandria Real Estate Equities, Inc.	63,613	$ 6,368
American Tower Corp.	17,836	2,933
Digital Realty Trust, Inc.	13,989	1,693
Invitation Homes, Inc.	83,030	2,631
Mid-America Apartment Communities, Inc.	19,458	2,503
Rexford Industrial Realty, Inc.	104,473	5,156
SBA Communications Corp. Class A	23,182	4,640
Sun Communities, Inc.	9,803	1,160
		27,084

Utilities—4.9%
American Water Works Co., Inc.	16,143	1,999
Eversource Energy	108,572	6,313
NextEra Energy, Inc.	82,276	4,714
		13,026

Total Common Stocks (Identified Cost $257,516)		257,179

Total Long-Term Investments—96.4% (Identified Cost $257,516)		257,179

TOTAL INVESTMENTS—96.4% (Identified Cost $257,516)		$257,179
Other assets and liabilities, net—3.6%		9,740
NET ASSETS—100.0%		$266,919

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	89%
Canada	2
Bermuda	2
Israel	2
Japan	2
Netherlands	1
Luxembourg	1
Other	1
Total	100%
† % of total investments as of September 30, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$257,179	$257,179
Total Investments	$257,179	$257,179
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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